Business Combinations (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	0 Months Ended
	Feb. 01, 2013 bbl	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Feb. 15, 2013 ft item bbl	Dec. 31, 2012	Feb. 14, 2013	Feb. 28, 2013
Estimated remaining amortization expense
2015						$ 9,886,000
Total						67,769,000		60,822,000
8.00% senior notes due 2018
Estimated remaining amortization expense
Stated interest rate (as a percent)									8.00%
Basin Transload LLC
Acquisitions
Percentage of outstanding membership interests acquired from AE Holdings	60.00%					60.00%				60.00%
Number of transloading facilities operated	2
Combined rail loading capacity per day (in barrels)	160,000
Expenditures related to certain capital expansion projects	91,100,000
Intangible assets acquired
Amortization period				2 years		2 years
Amortization expense		2,800,000	3,000,000	8,300,000	8,000,000	12,000,000
Estimated remaining amortization expense
2014 (10/1/14-12/31/14)		2,755,000		2,755,000
2015		2,869,000		2,869,000		2,690,000
Total		5,624,000		5,624,000		13,890,000
Intangibles	26,162,000
Cascade Kelly
Acquisitions
Percentage of outstanding membership interests acquired from AE Holdings							100.00%
Purchase price							94,200,000
Rail transloading facility, storage capacity (in barrels)							200,000
Preliminary allocation of the purchase price
Deepwater marine terminal, leased dock access capacity (in feet)							1,200
Estimated remaining amortization expense
Intangibles							$ 0
Cascade Kelly | 8.00% senior notes due 2018
Estimated remaining amortization expense
Stated interest rate (as a percent)							8.00%